UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2008

Date of reporting period:	May 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments May 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (95.9%)
	Advertising/Marketing Services (3.6%)
$1,536	Dex Media West/Finance	9.875%		08/15/13	$1,484,160
3,505	Idears Inc. (a)	8.00		11/15/16	2,523,600
1,025	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	927,625
1,680	Valassis Communications (a)	8.25		03/01/15	1,579,200
					6,514,585
	Aluminum (1.1%)
2,085	Novelis, Inc. (Canada)	7.25		02/15/15	1,970,325

	Apparel/Footwear (0.6%)
1,195	Oxford Industries, Inc.	8.875		06/01/11	1,165,125

	Apparel/Footwear Retail (0.9%)
1,620	Brown Shoe Co., Inc.	8.75		05/01/12	1,611,900

	Auto Parts: O.E.M. (1.0%)
1,930	ArvinMeritor, Inc.	8.75		03/01/12	1,814,200

	Beverages: Alcoholic (0.5%)
910	Constellation Brands, Inc.	7.25		05/15/17	903,175

	Broadcasting (0.9%)
1,120	LIN Television Corp. (a)	6.50		05/15/13	1,068,200
850	Univision Communications - 144A* (a)	9.75		03/15/15	646,000
					1,714,200
	Building Products (1.6%)
1,525	Interface Inc.	9.50		02/01/14	1,601,250
1,950	Nortek Inc. (a)	8.50		09/01/14	1,374,750
					2,976,000
	Cable/Satellite TV (4.4%)
2,365	Cablevision Systems Corp. (Series B)	7.133	**	04/01/09	2,388,650
893	CCH I LLC/CCH I Cap Co. (a)	11.00		10/01/15	763,515
535	CCH II/CCH II (a)	10.25		09/15/10	535,000
445	CSC Holdings Inc. - 144A*	8.50		06/15/15	447,225
150	DirecTV Holdings LLC/DirecTV Financing Co.	6.375		06/15/15	143,063
1,295	DirecTV Holdings LLC/DirecTV Financing Co. - 144A*	7.625		05/15/16	1,296,618
1,890	EchoStar DBS Corp.	6.375		10/01/11	1,871,100
315	NTL Cable PLC (United Kingdom)	8.75		04/15/14	311,062
165	NTL Cable PLC (United Kingdom)	9.125		08/15/16	162,525
					7,918,758
	Casino/Gaming (5.5%)
27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (c) (f)	13.50		03/01/10	0
3,465	Harrah’s Operating Co., Inc. (a)	5.375		12/15/13	2,269,575
3,340	Isle of Capri Casinos (a)	7.00		03/01/14	2,563,450
2,285	Las Vegas Sands Corp. (a)	6.375		02/15/15	2,067,925
27,634	Resort At Summerlin LP/Ras Co. (Series B) (b) (c) (f)	13.00		12/15/07	0
2,980	Station Casinos, Inc. (a)	6.00		04/01/12	2,518,100
265	Station Casinos, Inc. (a)	6.875		03/01/16	162,644
495	Station Casinos, Inc. (a)	7.75		08/15/16	414,563
					9,996,257
	Chemicals: Agricultural (0.7%)
1,335	Terra Capital Inc.	7.00		02/01/17	1,333,331

	Chemicals: Major Diversified (0.7%)
1,445	Westlake Chemical Corp.	6.625		01/15/16	1,249,925

	Chemicals: Specialty (2.1%)
710	Innophos Holdings Inc. - 144A*	9.50		04/15/12	688,700
1,070	Innophos, Inc.	8.875		08/15/14	1,096,750
1,045	Koppers Holdings, Inc.	9.875	†	11/15/14	966,625
915	Koppers Industry Inc.	9.875		10/15/13	974,475
					3,726,550
	Coal (1.6%)
860	Foundation PA Coal Co.	7.25		08/01/14	885,800
1,980	Massey Energy Co. - 144A*	6.875		12/15/13	1,960,200
					2,846,000
	Containers/Packaging (4.0%)
1,865	Berry Plastics Holding Corp. (a)	8.875		09/15/14	1,715,800
565	Berry Plastics Holding Corp. (a)	10.25		03/01/16	454,825
940	Graham Packaging Company Inc.	8.50		10/15/12	916,500

1,215	Graham Packaging Company Inc.	9.875	10/15/14	1,136,025
2,000	Graphic Packaging International Corp. (a)	9.50	08/15/13	2,025,000
1,020	Owens-Illinois, Inc. (a)	7.50	05/15/10	1,045,500
				7,293,650
	Data Processing Services (1.1%)
1,965	Sungard Data Systems Inc.	9.125	08/15/13	2,033,775

	Drugstore Chains (1.5%)
1,785	Rite Aid Corp.	8.125	05/01/10	1,789,463
1,170	Rite Aid Corp.	8.625	03/01/15	918,450
				2,707,913
	Electric Utilities (5.6%)
415	AES Corp. (The)	7.75	03/01/14	417,075
1,820	AES Corp. (The) - 144A*	8.00	06/01/20	1,797,250
1,215	Intergen - 144A*	9.00	06/30/17	1,281,825
965	IPALCO Enterprises, Inc.	8.625	11/14/11	1,044,612
980	Israel Electric Corp. Ltd. - 144A*	7.25	01/15/19	989,123
530	Nevada Power Co. (Series A)	8.25	06/01/11	571,144
1,160	Reliant Energy Inc. (a)	7.875	06/15/17	1,171,600
1,000	Texas Competitive Electric Holdings Co. LLC - 144A*	10.25	11/01/15	1,026,250
1,870	Texas Competitive Electric Holdings Co. LLC - 144A*	10.25	11/01/15	1,919,088
				10,217,967
	Electrical Products (1.6%)
510	Balder Electric Co.	8.625	02/15/17	522,750
2,429	Ormat Funding Corp.	8.25	12/30/20	2,435,533
				2,958,283
	Electronic Production Equipment (0.5%)
975	KLA Instruments Corp.	6.90	05/01/18	954,784

	Finance/Rental/Leasing (5.6%)
3,360	Capmark Financial Group Inc.	5.875	05/10/12	2,708,506
140	Capmark Financial Group Inc.	6.30	05/10/17	102,886
2,450	Ford Motor Credit Co. LLC	7.00	10/01/13	2,062,508
3,605	Ford Motor Credit Co. LLC	7.25	10/25/11	3,221,907
635	Residential Capital Corp.	8.125	11/21/08	587,375
995	Residential Capital Corp.	8.375	06/30/10	537,300
1,720	Residential Capital LLC	8.50	04/17/13	868,600
				10,089,082
	Financial Conglomerates (2.2%)
2,115	General Motors Acceptance Corp. LLC (a)	6.75	12/01/14	1,639,478
2,780	General Motors Acceptance Corp. LLC	6.875	09/15/11	2,345,425
				3,984,903
	Food Retail (1.4%)
1,021	CA FM Lease Trust - 144A*	8.50	07/15/17	1,132,298
925	Supervalu Inc.	7.50	05/15/12	957,995
505	Supervalu Inc.	7.50	11/15/14	522,675
				2,612,968
	Food: Meat/Fish/Dairy (3.2%)
1,310	Michael Foods Inc.	8.00	11/15/13	1,303,450
2,140	Pilgrim’s Pride Corp.	7.625	05/01/15	1,979,500
2,545	Smithfield Foods Inc. (a)	7.00	08/01/11	2,506,825
				5,789,775
	Forest Products (0.9%)
1,520	Crown Americas, Inc.	7.625	11/15/13	1,573,200

	Gas Distributors (1.0%)
1,245	Dynegy Holdings Inc.	7.75	06/01/19	1,185,862
550	Equitable Resources Inc.	6.50	04/01/18	547,101
				1,732,963
	Home Building (0.1%)
170	Pulte Homes, Inc.	6.375	05/15/33	137,700

	Home Furnishings (0.8%)
1,565	Jarden Corp. (a)	7.50	05/01/17	1,404,587

	Hospital/Nursing Management (5.0%)
1,115	Community Health Systems Inc. (a)	8.875	07/15/15	1,155,419
1,200	HCA, Inc.	5.75	03/15/14	1,035,000
1,240	HCA, Inc	6.25	02/15/13	1,122,200
2,305	HCA, Inc. (a)	6.50	02/15/16	2,013,994
31	HCA, Inc.	8.75	09/01/10	31,853
210	HCA, Inc	9.125	11/15/14	219,975
930	Sun Healthcare Group, Inc.	9.125	04/15/15	943,950
2,125	Tenet Healthcare Corp.	7.375	02/01/13	1,992,188
615	Tenet Healthcare Corp.	9.875	07/01/14	618,075
				9,132,654

	Industrial Specialties (1.6%)
2,510	Johnsondiversy, Inc.	9.625		05/15/12	2,572,750
400	UCAR Finance, Inc.	10.25		02/15/12	418,000
					2,990,750
	Information Technology Services (0.5%)
960	Vangent Inc.	9.625		02/15/15	836,400

	Integrated Oil (0.2%)
390	Cimarex Energy Co.	7.125		05/01/17	390,000

	Major Telecommunications (1.5%)
1,685	Sprint Capital Corp.	6.90		05/01/19	1,434,838
1,580	Sprint Nextel Corp. (a)	6.00		12/01/16	1,305,551
					2,740,389
	Media Conglomerates (1.1%)
2,126	Canwest Media Inc. (Canada)	8.00		09/15/12	1,960,780

	Medical Specialties (1.3%)
2,030	Fisher Scientific International, Inc.	6.125		07/01/15	1,995,238
290	Invacare Corp.	9.75		02/15/15	291,450
					2,286,688
	Medical/Nursing Services (2.9%)
1,370	DaVita Inc. (a)	6.625		03/15/13	1,339,175
1,605	FMC Finance III S.A.	6.875		07/15/17	1,596,975
2,200	Fresenius Medical Care Capital Trust	7.875		06/15/11	2,299,000
					5,235,150
	Miscellaneous Commercial Services (1.2%)
200	Iron Mountain Inc.	7.75		01/15/15	205,000
1,990	Iron Mountain Inc.	8.625		04/01/13	2,029,800
					2,234,800
	Miscellaneous Manufacturing (0.0%)
1,470	Propex Fabrics Inc.	10.00		12/01/12	22,050

	Motor Vehicles (0.4%)
995	General Motors Corp. (a)	8.375		07/15/33	686,550

	Oil & Gas Pipelines (2.6%)
230	Gaz Capital - 144A*	6.51		03/07/22	217,373
1,370	Pacific Energy Partners/Finance	7.125		06/15/14	1,378,616
2,800	Williams Companies, Inc. (The)	7.875		09/01/21	3,066,000
					4,661,989
	Oil & Gas Production (4.0%)
1,910	Chaparral Energy, Inc.	8.50		12/01/15	1,699,900
305	Chaparral Energy, Inc.	8.875		02/01/17	272,212
1,355	Chesapeake Energy Corp.	7.50		09/15/13	1,385,487
2,245	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	2,205,712
255	Newfield Exploration Co.	7.125		05/15/18	252,769
1,140	OPTI Canada Inc.	8.25		12/15/14	1,179,900
275	Plains Exploration & Production Co. (a)	7.625		06/01/18	277,750
					7,273,730
	Oilfield Services/Equipment (1.1%)
965	CIE Gener de Geophysique S.A. (France)	7.50		05/15/15	981,887
1,055	Helix Energy Solutions - 144A*	9.50		01/15/16	1,102,475
					2,084,362
	Other Transportation (1.5%)
2,635	CHC Helicopter Corp. (Canada)	7.375		05/01/14	2,681,112

	Pharmaceuticals: Major (0.9%)
1,505	Warner Chilcott Corp.	8.75		02/01/15	1,550,150

	Pharmaceuticals: Other (0.3%)
465	Axcan Intermediate Holdings Inc. - 144A*	12.75		03/01/16	471,975

	Precious Metals (0.6%)
1,040	Freeport-McMoran C & G	8.375		04/01/17	1,119,758

	Pulp & Paper (1.1%)
1,560	Georgia Pacific Corp. - 144A*	7.125		01/15/17	1,548,300
525	Glatfelter (P.H.)	7.125		05/01/16	517,781
					2,066,081
	Real Estate Development (0.6%)
1,375	Realogy Corp. (a)	10.50		04/15/14	1,038,125

	Real Estate Investment Trusts (0.9%)
1,375	Host Marriott LP (Series O)	6.375		03/15/15	1,313,125
245	Prologis (a)	6.625		05/15/18	243,258
					1,556,383
	Restaurants (0.6%)
105	Aramark Corp.	6.739	**	02/01/15	101,325
320	Aramark Corp.	8.50		02/01/15	329,200
750	Aramark Services Inc.	5.00		06/01/12	671,250
					1,101,775

Savings Banks (0.4%)
900	Washington Mutual Preferred Funding LLC - 144A*	9.75	10/29/49	802,190

Semiconductors (0.9%)
1,780	Freescale Semiconductor (a)	8.875	12/15/14	1,584,200

Services to the Health Industry (2.4%)
575	LVB Acquisition Merger - 144A*	10.375	10/15/17	615,250
670	Medco Health Solutions, Inc.	7.125	03/15/18	694,235
1,285	National Mentor Holdings Inc.	11.25	07/01/14	1,342,825
1,720	Omnicare Inc.	6.75	12/15/13	1,621,100
125	Omnicare Inc.	6.875	12/15/15	116,563
4,389,973
Specialty Stores (0.9%)
645	Sonic Automotive, Inc.	8.625	08/15/13	628,875
990	United Auto Group	7.75	12/15/16	925,650
1,554,525
Specialty Telecommunications (2.7%)
395	American Tower Corp.	7.125	10/15/12	402,900
1,920	American Tower Corp.	7.50	05/01/12	1,963,200
565	Citizens Communications	6.25	01/15/13	533,925
432	Panamsat Corp.	9.00	08/15/14	437,940
633	Qwest Communications International	6.176	**	02/15/09	629,835
370	U.S. West Communications Corp.	5.625	11/15/08	371,388
525	Winstream Corp.	8.125	08/01/13	539,438
4,878,626
Steel (0.4%)
665	Evraz Group SA - 144A* (a)	9.50	04/24/18	682,423

Telecommunications (1.2%)
665	Axtel SA (Mexico)	11.00	12/15/13	721,525
6,394	Exodus Communications, Inc. (b) (c) (f)	11.625	07/15/10	0
640	Nordic Tel Company - 144A* (Denmark)	8.875	05/01/16	633,600
28,549	Rhythms Netconnections, Inc. (b) (c) (f)	12.75	04/15/09	0
13,439	Rhythms Netconnections, Inc. (Series B) (b) (c) (f)	13.50	05/15/08	0
4,309	Rhythms Netconnections, Inc. (Series B) (b) (c) (f)	14.00	02/15/10	0
EUR	530	TDC AS (Denmark)	6.50	04/19/12	804,342
2,159,467
Water Utilities (0.4%)
$670	Nalco Co.	7.75	11/15/11	686,750

Wholesale Distributors (1.1%)
1,930	RBS Global & Rexnold Corp.	9.50	08/01/14	1,944,475

Wireless Telecommunications (1.2%)
800	VIP Finance Ireland Ltd. - 144A*	9.125	04/30/18	827,403
1,320	Wind Acquisition Finance SA - 144A*	10.75	12/01/15	1,419,000
2,246,403
Total Corporate Bonds (Cost $261,833,380)	174,282,564

Senior Loans (1.4%)
Financial Publishing Services (0.6%)
1,099	First Data Corp.	5.349	09/24/14	959,471
73	First Data Corp.	5.446	09/24/14	68,538
1,028,009
Medical Specialties (0.1%)
200	Bausch and Lomb Inc.	5.946	04/26/15	196,508
25	Bausch and Lomb Inc.	5.946	04/26/15	24,625
221,133
Oil & Gas Production (0.7%)
1,175	Sandridge Energy, Inc. - 144A*	8.625	04/01/15	1,213,187

Total Senior Loans (Cost $2,466,866)	2,462,329

Government Obligation (0.6%)
MXN	10,995	Mexican Fixed Rate Bonds (Cost $1,119,412)	9.50	12/18/14	1,142,575

Convertible Bond (0.4%)
Telecommunication Equipment (0.4%)
$690	Nortel Networks Corp. (Canada) (Cost $656,362)	4.25	09/01/08	690,863

	Collateralized Mortgage Obligations (0.4%)
	Finance/Rental/Leasing (0.4%)
591	American Home Mortgage Assets 2006-4 1A3	2.703	10/25/46	266,848
698	Countrywide Alternative Loan Trust 2006-OA21 A3	2.762	03/20/47	319,502
400	Master Adjustable Rate Mortgages Trust 2007-3 1M2	3.493	05/25/47	71,848

	Total Collateralized Mortgage Obligations (Cost $1,432,281)			658,198

NUMBER OF
SHARES
	Convertible Preferred Stock (0.1%)
	Finance/Rental/Leasing
4,800	Federal National Mortgage Assoc. $4.375 (Cost $240,000)	239,400

	Common Stocks (0.1%)
	Casino/Gaming (0.0%)
212,312	Fitzgeralds Gaming Corp. (e) (f) +	0

	Electric Utilities (0.0%)
197	PNM Resources Inc. (a)	2,925

	Food: Specialty/Candy (d) (e) (f) (0.0%)
13,317	SFAC New Holdings Inc. ++	0
2,447	SFFB Holdings Inc.	0
		0
	Restaurants (d) (e) (f) (0.1%)
10,126	American Restaurant Group Holdings, Inc. (Class A)	81,008
787,160	Catalina Restaurant Group (escrow)	7,872
		88,880
	Specialty Telecommunications (d) (e) (0.0%)
34,159	Birch Telecom Inc. +++ (f)	342
1,448,200	PFB Telecom NV (Series B) (f)	0
8,510	XO Holdings, Inc.	4,936
		5,278
	Telecommunications (0.0%)
165	Viatel Holdings Bermuda Ltd. (Bermuda)	165

	Textiles (0.0%)
2,389,334	U.S. Leather, Inc. (d) (e) (f)	0

	Wireless Telecommunications (0.0%)
5,199	USA Mobility, Inc. (a) (d)	40,812

	Total Common Stocks (Cost $217,202,834)	138,060

NUMBER OF
WARRANTS
	Warrants (e) (0.0%)
	Casino/Gaming (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. - 144A* (f)	0

	Specialty Telecommunications (d) (0.0%)
17,020	XO Holdings, Inc. (Series A)	426
12,768	XO Holdings, Inc. (Series B)	255
12,768	XO Holdings, Inc. (Series C)	383
		1,064
	Total Warrants (Cost $15,209)	1,064

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-term Investments (19.6%)
	U.S. Government Obligations (h) (1.4%)
$480	U.S. Treasury Bills	477,343
2,160	U.S. Treasury Bills	2,147,616

	Total U.S. Government Obligations (Cost $2,625,146)	2,624,959

	Securities held as Collateral on Loaned Securities (18.2%)
	Repurchase Agreements (i) (4.3%)
1,877	ABN Amro Bank N.V. (2.575% dated 5/30/2008, due 06/02/08: proceeds $1,876,871: fully collateralized by commom stocks at the date of this Portfolio of Investment as follows: Teradata Corp. Secure America Acquisition Corp.: Post Properties Inc.: Liberty Media Corp.: Health Net Inc.: Energy Transfer Partners L.P.: Encana Corp.: Cummins Inc.: W.R. Berkely Corp.: Apple Inc.: Alliance Data Systems Corp.: Aecom Technology Corp.: Wells Fargo & Co.: valued at $1,970,808)	1,876,602

4,616	Banc of America Securities LLC (2.15%-2.625% dated 5/30/2008, due 06/02/08: proceeds $4,617,042: fully collateralized by U.S. Government Agencies securities and common stocks at the date of this Portfolio of Investment as follows: Fannie Mae 2.00%-7.27%, due 06/02/08-09/11/28: Freddie Mac 2.47%-5.00%, due 02/02/09-06/17/19: Federal Home Loan Bank 2.375%-6.50% due 02/20/08-07/15/36: Federal Farm Credit 2.56%-6.25% due 02/25/09-03/05/20: 3M Co.: State Street Corp.: Marvell Technology Group Ltd.: valued at $4,765,989)		4,616,441
1,230	Lehman Brothers Inc. (2.12% dated 5/30/2008, due 06/02/08: proceeds $1,229,920: fully collateralized by U.S. Government Agencies Securities at the date of this Portfolio of Investment as follows: Fannie Mae 4.00% due 02/06/13: Freddie Mac 4.125%-5.873%, due 04/20/12-05/23/16: valued at $1,254,759)		1,229,775

	Total Repurchase Agreements (Cost $7,722,818)		7,722,818

NUMBER OF
SHARES (000)
	Investment Company (13.9%)
25,308	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class †† (Cost $25,308,458)		25,308,458

	Total Securities held as Collateral on Loaned Securities (Cost $33,031,276)		33,031,276

	Total Short-Term Investments (Cost $35,656,421)		35,656,235

	Total Investments (Cost $520,622,766) (g) (j)	118.5%	215,271,288
	Liabilities in Excess of Other Assets	(18.5)	(33,541,495)
	Net Assets	100.0%	$181,729,793

*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at May 31, 2008.
+	Resale is restricted acquired (12/22/98) at a cost basis of $957,527.
++	Resale is restricted acquired (06/10/99) at a cost basis of $133.
+++	Resale is restricted acquired (between 06/18/98 and 05/11/99) at a cost basis of $17,257,340.
†	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
††	Includes cash in the amount of $1,771,485 designated as collateral in connection with open swap contracts.
(a)

The value of loaned securities and related collateral outstanding at May 31, 2008 were 31,794,024 and 33,031,276, respectively. The cash collateral was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing security.
(f)

Securities with a total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)	Securities have been designated as collateral in amount equal to $82,201,163 in connection with open forward foreign currency, futures and swap contracts.
(h)	This securities have been physically segregated in connection with open futures contracts in the amount of $634,780.
(i)	Collateralized by federal agencies and U.S. obligations.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contract Open at May 31, 2008:

CONTRACT TO		IN EXCHANGE	DELIVERY	UNREALIZED
DELIVER		FOR	DATE	APPRECIATION

EUR	543,000	$842,164	07/31/08	$3,830

Currency Abbreviations:
EUR	Euro.
MXN	Mexican New Peso.

Futures Contracts Open at May 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
86	Long	U.S. Treasury Note 2 Year,
		June 2008	$18,205,125	$(120,363)
37	Short	U.S. Treasury Note 5 Year,
		September 2008	(4,067,688)	33,783
68	Short	U.S.Treasury Bonds 20 Year,
		September 2008	(7,718,000)	129,310
325	Short	U.S.Treasury Notes 10 Year,
		September 2008	(36,532,031)	485,845

	Net Unrealized Appreciation			$528,575

Interest Rate Swap Contracts Open at May 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND #	DATE	(DEPRECIATION)
Bank of America, N.A.	$12,585	Fixed Rate 5.55%	Floating Rate 0.00%	February 22, 2018	$128,996

Bank of America, N.A.	12,510	Fixed Rate 5.637	Floating Rate 0.00	March 7, 2018	164,882

Bank of America, N.A.	2,865	Fixed Rate 4.982	Floating Rate 0.00	April 15, 2018	(30,083)

Bank of America, N.A.	3,600	Fixed Rate 5.07	Floating Rate 0.00	April 14, 2018	(26,640)

Bank of America, N.A.	16,085	Floating Rate 0.00	Fixed Rate 6.04	March 7, 2023	(178,061)

Bank of America, N.A.	4,610	Floating Rate 0.00	Fixed Rate 5.47	April 14, 2023	20,653

Bank of America, N.A.	16,060	Floating Rate 0.00	Fixed Rate 5.957	February 22, 2023	(143,255)

Bank of America, N.A.	3,450	Floating Rate 0.00	Fixed Rate 5.38	April 15, 2023	23,874

Citibank N.A. New York	13,000	Fixed Rate 5.004	Floating Rate 2.899	October 31, 2017	345,670

JPMorgan Chase N.A. New York	30,000	Fixed Rate 4.902	Floating Rate 2.695	November 20, 2017	568,800

Merrill Lynch & Co., Inc.	3,825	Fixed Rate 5.00	Floating Rate 0.00	April 15, 2018	(37,791)

Merrill Lynch & Co., Inc.	4,850	Floating Rate 0.00	Fixed Rate 5.395	April 15, 2023	31,574

		Net Unrealized Appreciation			$868,619

# Floating rate represents USD-3 months LIBOR

Credit Default Swap Contracts Open at May 31, 2008

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
DJ CDX, N.A.	Sell	$1,060	1.40	December 20, 2012	$42,071
Lehman Brothers, Inc.
DJ CDX, N.A.	Sell	6,435	3.75	December 20, 2012	(55,360)
Merril Lynch, Inc.
DJ CDX, N.A.	Sell	1,095	1.40	December 20, 2012	64,388
UBS Securities
DJ CDX, N.A.	Sell	2,595	5.00	June 20, 2013	13,912
Goldman Sachs International
Qwest Capital Funding	Sell	515	3.25	December 20, 2012	(17,901)
J.P. Morgan Chase
SLM Corp.	Sell	525	4.95	March 20, 2013	32,510
Merril Lynch, Inc.
SLM Corp.	Sell	525	5.00	March 20, 2013	33,512
Credit Suisse
ABX He	Buy	315	0.18	July 25, 2045	(31,056)
Lehman Brothers, Inc.
ABX He	Buy	315	0.18	July 25, 2045	(27,908)
Goldman Sachs International
American Standard Inc.	Buy	330	0.50	March 20, 2013	(10)
Goldman Sachs International
American Standard Inc.	Buy	125	0.60	March 20, 2018	491
UBS Securities
American Standard Inc.	Buy	1,020	0.50	March 20, 2013	(31)
UBS Securities
American Standard Inc.	Buy	1,070	0.60	March 20, 2018	4,204
Credit Suisse
Arrow Electronics Inc.	Buy	1,160	1.00	March 20, 2015	(17,666)
Credit Suisse
Arrow Electronics Inc.	Buy	1,480	1.11	March 20, 2013	(27,482)
Lehman Brothers, Inc.
Arrow Electronics Inc.	Buy	200	1.04	March 20, 2018	(3,779)
Lehman Brothers, Inc.
Arrow Electronics Inc.	Buy	2,710	1.40	March 20, 2013	(84,484)
Goldman Sachs International
Avalonbay Communities	Buy	1,625	2.20	June 20, 2013	(73,340)
Goldman Sachs International
Avalonbay Communities	Buy	1,785	3.05	March 20, 2013	(143,485)
Bank of America, N.A.
Carnival Corp.	Buy	1,085	1.57	March 20, 2018	(38,345)
Goldman Sachs International
Carnival Corp.	Buy	90	1.60	March 20, 2018	(2,229)
Merril Lynch, Inc.
Carnival Corp.	Buy	1,065	1.50	March 20, 2018	(21,791)

Merril Lynch, Inc.
Carnival Corp.	Buy	895	1.57	March 20, 2018	(31,630)
Merril Lynch, Inc.
Carnival Corp.	Buy	590	1.60	March 20, 2018	(14,610)
Goldman Sachs International
Coca-Cola Enterprises, Inc.	Buy	1,860	0.587	March 20, 2013	(18,805)
Lehman Brothers, Inc.
Coca-Cola Enterprises, Inc.	Buy	1,660	0.640	March 20, 2013	(20,612)
Merril Lynch, Inc.
Disney (Walt) Co.	Buy	1,705	0.60	March 20, 2013	(17,527)
Merril Lynch, Inc.
Disney (Walt) Co.	Buy	2,710	0.77	March 20, 2013	(48,084)
Citigroup, Inc.
Eaton Corp.	Buy	855	0.62	March 20, 2013	881
Citigroup, Inc.
Eaton Corp.	Buy	700	0.72	March 20, 2013	(2,326)
Citigroup, Inc.
Eaton Corp.	Buy	1,420	0.82	March 20, 2018	(6,266)
Goldman Sachs International
Eaton Corp.	Buy	600	0.97	March 20, 2018	(9,562)
J.P. Morgan Chase
Eaton Corp.	Buy	300	0.60	March 20, 2013	570
Merril Lynch, Inc.
Eaton Corp.	Buy	645	0.92	March 20, 2018	(7,801)
Goldman Sachs International
Firstenergy Corp.	Buy	1,770	1.25	March 20, 2013	(39,338)
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	760	0.70	March 20, 2013	(9,647)
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	530	0.82	March 20, 2018	(12,840)
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	510	0.47	March 20, 2018	1,598
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	600	0.45	March 20, 2018	2,818
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	430	0.46	March 20, 2018	1,683
UBS Securities
Martin Marietta Materials	Buy	430	1.73	March 20, 2018	(5,510)
UBS Securities
Martin Marietta Materials	Buy	430	1.78	March 20, 2013	(13,571)
Goldman Sachs International
Merril Lynch & Co., Inc.	Buy	980	2.45	March 20, 2013	(26,224)
J.P. Morgan Chase
Merril Lynch & Co., Inc.	Buy	945	2.30	March 20, 2013	(19,451)
Lehman Brothers, Inc.
Metlife, Inc.	Buy	1,050	2.15	March 20, 2013	(56,706)
Deutsche Securities Inc.
MGIC Investment Corp.	Buy	200	8.15	March 20, 2013	(25,658)
Bank of America, N.A.
Nordstrom, Inc.	Buy	745	1.03	March 20, 2018	2,946
Credit Suisse
Nordstrom, Inc.	Buy	1,775	1.04	March 20, 2013	(5,188)
Credit Suisse
Nordstrom, Inc.	Buy	920	1.05	March 20, 2013	(3,085)
Goldman Sachs International
Nordstrom, Inc.	Buy	910	1.05	June 20, 2013	(2,108)
J.P. Morgan Chase
Nordstrom, Inc.	Buy	580	1.07	March 20, 2018	552
J.P. Morgan Chase
Nordstrom, Inc.	Buy	580	1.15	March 20, 2018	(2,930)
Bank of America, N.A.
Pactiv Corp.	Buy	1,610	1.375	March 20, 2013	(40,216)
Credit Suisse
Pactiv Corp.	Buy	1,610	1.35	March 20, 2013	(38,474)
Deutsche Securities Inc.
Pactiv Corp.	Buy	570	1.34	March 20, 2013	(13,374)
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	470	0.58	March 20, 2013	(3,650)
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	640	0.63	March 20, 2013	(6,373)
Credit Suisse
PMI Group, Inc.	Buy	170	8.10	March 20, 2013	(17,403)
Goldman Sachs International
Prologis	Buy	1,025	2.97	June 20, 2013	(61,630)
Goldman Sachs International
Prologis	Buy	780	3.33	March 20, 2013	(57,454)
Bank of America, N.A.
Sealed Air Corp.	Buy	350	1.08	March 20, 2018	6,255
Bank of America, N.A.
Sealed Air Corp.	Buy	500	1.12	March 20, 2018	7,461
Goldman Sachs International
Sealed Air Corp.	Buy	645	1.08	March 20, 2018	11,527
Goldman Sachs International
Sealed Air Corp.	Buy	315	1.24	March 20, 2018	1,914
Goldman Sachs International
Simon Property Group	Buy	1,160	2.32	March 20, 2018	(132,086)

Goldman Sachs International
Simon Property Group	Buy	1,450	2.37	March 20, 2018	(170,604)
Bank of America, N.A.
Textron Financial Corp.	Buy	875	0.80	March 20, 2018	2,933
Goldman Sachs International
Textron Financial Corp.	Buy	1,520	1.05	March 20, 2013	(7,320)
UBS Securities
Textron Financial Corp.	Buy	845	1.00	March 20, 2013	(1,981)
UBS Securities
Textron Financial Corp.	Buy	625	1.01	March 20, 2013	(1,464)
UBS Securities
Textron Financial Corp.	Buy	1,500	1.06	March 20, 2013	(24,917)
Bank of America, N.A.
Toll Brothers, Inc.	Buy	465	2.25	March 20, 2018	(2,863)
Bank of America, N.A.
Toll Brothers, Inc.	Buy	930	2.90	March 20, 2013	(13,021)
UBS Securities
Toll Brothers, Inc.	Buy	1,425	2.90	March 20, 2013	(19,957)
Deutsche Securities Inc.
Washington Mutual	Buy	955	5.00	June 20, 2013	(66,868)

		Net Unrealized Depreciation			$(1,391,780)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008